Pension and Other Post-Retirement Benefits (Additional Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Total contributions recognized as expense under all defined contribution plans	$ 128	$ 128	$ 111